Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net
5	Property and equipment, net
Property and equipment consist of the following:

	As of December 31,
	201 8	201 9
	RMB	RMB	US$
Office furniture and equipment	4,920	5,982	859
Computer equipment and servers	111,274	149,947	21,539
Leasehold improvements	7,256	10,595	1,522
Less: Accumulated depreciation	(30,576)	(60,289)	(8,660)

Total property and equipment, net	92,874	106,235	15,260

No

impairment
charges were recognized on property and equipment for the years ended December 31, 2017, 2018 and 2019, respectively.
Depreciation expense recognized for the years ended December 31, 2017, 2018 and 2019 were RMB8,805, RMB18,084 and RMB30,059 (US$4,318), respectively.